Stock-Based Compensation and Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2014
Stock-Based Compensation and Benefit Plans
Summary of stock based compensation

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Estimated Fair Value	$60,696	$55,808	$153,785	$306,189
Options Granted	190,250	53,469	300,250	330,469
Expected Term	3 Years	3 Years	3 Years	3 Years
Expected Dividend	—%	—%	—%	—%
Volatility	29%	30% to 31%	29%	30% to 33%
Risk Free Interest Rate	0.93%	0.59% to 0.88%	0.88% to 0.93%	0.34% to 0.88%

Schedule of fair values of stock options granted and assumptions used for the Black-Scholes-Merton option pricing model

	Three Months Ended		Nine Months Ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Stock-based compensation costs included in:
Cost of revenue	$5,510	$2,109	$9,256	$(270)
Sales and marketing expenses	17,944	6,744	21,961	64,076
Research and development expenses	9,628	(2,355)	13,007	42,301
General and administrative expenses	35,049	80,530	107,350	516,294
Total stock-based compensation expense	$68,131	$87,028	$151,574	$622,401